Revenues (Disaggregated Revenue) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Revenues	$ 16,828	$ 17,107	$ 14,477
Remaining performance obligation	88	103
Freight [Member]
Disaggregation of Revenue [Line Items]
Revenues	16,236	16,569	13,888
Petroleum And Chemicals [Member]
Disaggregation of Revenue [Line Items]
Revenues	3,195	3,229	2,816
Metals And Minerals [Member]
Disaggregation of Revenue [Line Items]
Revenues	2,048	1,911	1,548
Forest Products [Member]
Disaggregation of Revenue [Line Items]
Revenues	1,943	2,006	1,740
Coal [Member]
Disaggregation of Revenue [Line Items]
Revenues	1,017	937	618
Grain And Fertilizers [Member]
Disaggregation of Revenue [Line Items]
Revenues	3,265	2,783	2,475
Intermodal [Member]
Disaggregation of Revenue [Line Items]
Revenues	3,823	4,906	4,115
Automotive [Member]
Disaggregation of Revenue [Line Items]
Revenues	945	797	576
Other Revenues [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 592	$ 538	$ 589